Financial risk management and financial instruments, Non-Derivative Financial Instruments - Designated Euro Borrowings (Details) € in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 USD ($) Hedge Tranche	Oct. 31, 2019 USD ($)	Oct. 31, 2020 EUR (€) Hedge Tranche
Notional Amounts for Designated Euro BorrowingS [Abstract]
Number of designated tranches | Tranche	2		2
Number of investment hedges | Hedge	2		2
Net investment hedges | €			€ 1,050
Foreign Exchange Risk [Member]
Notional Amounts for Designated Euro BorrowingS [Abstract]
Hedge ratio for net investment hedges	1.1	0
Foreign Exchange Risk [Member] | Euro B-1 2020 Tranche [Member]
Notional Amounts for Designated Euro BorrowingS [Abstract]
Notional amount	$ 665.8	$ 0.0	600
Maturity date	Jun. 30, 2025
Foreign Exchange Risk [Member] | Foreign Exchange (Loss) on Revaluation Transferred to OCI CTA [Member]
Notional Amounts for Designated Euro BorrowingS [Abstract]
Notional amount	$ (34.5)	0.0
Foreign Exchange Risk [Member] | Euro 2017 Tranche [Member]
Notional Amounts for Designated Euro BorrowingS [Abstract]
Notional amount	$ 528.5	0.0	€ 453
Maturity date	Jun. 30, 2024
Foreign Exchange Risk [Member] | Foreign Exchange (Loss) on Revaluation Transferred to OCI CTA [Member]
Notional Amounts for Designated Euro BorrowingS [Abstract]
Notional amount	$ (24.2)	$ 0.0